Securities - Summary of Amortized Cost and Fair Value of Securities (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013
Available-for-sale:
Due in one year or less, Amortized Cost	$ 855
Due after one through five years, Amortized Cost	17,354
Due after five through ten years, Amortized Cost	22,455
Due after ten years, Amortized Cost	61,483
Total debt securities available-for-sale, Amortized Cost	102,147
Due in one year or less, Fair Value	875
Due after one through five years, Fair Value	17,500
Due after five through ten years, Fair Value	22,033
Due after ten years, Fair Value	61,186
Total debt securities available-for-sale, Fair Value	101,594
Held-to-maturity:
Due in one year or less, Amortized Cost
Due after one through five years, Amortized Cost
Due after five through ten years, Amortized Cost	7,717
Due after ten years, Amortized Cost	36,633
Total debt securities held-to-maturity, Amortized Cost	44,350
Due in one year or less, Fair Value
Due after one through five years, Fair Value
Due after five through ten years, Fair Value	7,568
Due after ten years, Fair Value	35,075
Fair Value, Held to maturity	$ 42,643